AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 97.9%
Communication Services - 2.4%
IAC/InteractiveCorp.*	127,200	$12,755,616
Pinterest, Inc., Class A*	382,600	9,415,786
Zynga, Inc., Class A*	1,709,300	15,793,932

Total Communication Services		37,965,334
Consumer Discretionary - 10.1%
Brunswick Corp.	337,300	27,284,197
Burlington Stores, Inc.*	68,600	12,496,862
Floor & Decor Holdings, Inc., Class A*	176,200	14,272,200
Lululemon Athletica, Inc. (Canada)*	65,200	23,812,996
Marriott Vacations Worldwide Corp.	104,600	16,495,420
O'Reilly Automotive, Inc.*	55,000	37,672,800
Pool Corp.	65,700	27,781,245

Total Consumer Discretionary		159,815,720
Consumer Staples - 1.5%
Olaplex Holdings, Inc.*,1	921,200	14,398,356
US Foods Holding Corp.*	256,200	9,640,806

Total Consumer Staples		24,039,162
Energy - 2.1%
Cheniere Energy, Inc.	148,800	20,631,120
Pioneer Natural Resources Co.	49,900	12,476,497

Total Energy		33,107,617
Financials - 7.1%
Interactive Brokers Group, Inc., Class A	293,300	19,331,403
Nasdaq, Inc.	116,300	20,724,660
RenaissanceRe Holdings, Ltd. (Bermuda)	236,500	37,487,615
Signature Bank	79,600	23,361,804
TPG, Inc.*	359,200	10,826,288

Total Financials		111,731,770
Health Care - 15.7%
AmerisourceBergen Corp.	242,800	37,563,588
Argenx SE, ADR (Netherlands)*	43,400	13,684,454
Ascendis Pharma A/S, ADR (Denmark)*	139,600	16,383,456
Catalent, Inc.*	361,700	40,112,530
Charles River Laboratories International, Inc.*	82,000	23,285,540
Chemed Corp.	42,800	21,680,340
Encompass Health Corp.	158,500	11,270,935
Envista Holdings Corp.*	293,700	14,306,127
Guardant Health, Inc.*	94,600	6,266,304
Horizon Therapeutics PLC*	217,100	22,841,091
ICON PLC (Ireland)*	78,200	19,019,804
	Shares	Value

Royalty Pharma PLC, Class A	518,900	$20,216,344

Total Health Care		246,630,513
Industrials - 20.4%
AMETEK, Inc.	159,100	21,188,938
Booz Allen Hamilton Holding Corp.	222,800	19,570,752
Carlisle Cos., Inc.	90,300	22,206,576
Cintas Corp.	74,900	31,861,711
Copart, Inc.*	185,875	23,321,736
CoStar Group, Inc.*	224,300	14,940,623
Generac Holdings, Inc.*	51,900	15,427,794
Hubbell, Inc.	69,700	12,808,769
Nordson Corp.	78,900	17,916,612
PACCAR, Inc.	201,600	17,754,912
Robert Half International, Inc.	137,600	15,711,168
TransUnion	351,400	36,313,676
Verisk Analytics, Inc., Class A	113,100	24,274,653
Waste Connections, Inc.	346,900	48,461,930

Total Industrials		321,759,850
Information Technology - 33.5%
Amphenol Corp., Class A	335,200	25,257,320
Avalara, Inc.*	108,800	10,826,688
Bentley Systems, Inc., Class B	297,000	13,121,460
Coupa Software, Inc.*	83,100	8,445,453
Crowdstrike Holdings, Inc., Class A*	185,400	42,100,632
CyberArk Software, Ltd. (Israel)*	92,600	15,626,250
Elastic, N.V.*	172,700	15,361,665
Entegris, Inc.	144,500	18,967,070
FleetCor Technologies, Inc.*	51,900	12,926,214
Gartner, Inc.*	132,325	39,361,395
HubSpot, Inc.*	42,200	20,042,468
Keysight Technologies, Inc.*	122,300	19,319,731
Marvell Technology, Inc.	344,100	24,675,411
Microchip Technology, Inc.	330,700	24,848,798
MKS Instruments, Inc.	52,200	7,830,000
Monolithic Power Systems, Inc.	47,700	23,166,936
Nice, Ltd., Sponsored ADR (Israel)*	95,800	20,980,200
Palo Alto Networks, Inc.*	82,200	51,170,322
Paylocity Holding Corp.*	100,300	20,638,731
Samsara, Inc., Class A*,1	597,300	9,568,746
Smartsheet, Inc., Class A*	332,600	18,219,828
SS&C Technologies Holdings, Inc.	270,200	20,270,404
Synopsys, Inc.*	80,100	26,694,927
Twilio, Inc., Class A*	8,900	1,466,809

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 33.5% (continued)
Tyler Technologies, Inc.*	21,300	$9,476,157
Unity Software, Inc.*	100,400	9,960,684
Zendesk, Inc.*	140,600	16,912,774

Total Information Technology		527,237,073
Materials - 2.6%
FMC Corp.	125,500	16,512,035
Martin Marietta Materials, Inc.	63,600	24,479,004

Total Materials		40,991,039
Real Estate - 2.5%
SBA Communications Corp., Class A, REIT	114,700	39,468,270

Total Common Stocks (Cost $1,097,681,251)		1,542,746,348

	Principal Amount
Short-Term Investments - 2.4%
Joint Repurchase Agreements - 0.3%[2]
Bank of America Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $1,342,309 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 4.000%, 02/01/36 - 03/01/52, totaling $1,369,144)	$1,342,298	1,342,298
Citigroup Global Markets, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $282,537 (collateralized by various U.S. Government Agency Obligations , 0.000% - 4.375%, 05/03/22 - 08/15/51, totaling $288,186)	282,535	282,535
	Principal Amount	Value

Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.300% total to be received $1,342,309 (collateralized by various U.S. Treasuries, 0.000% - 6.500%, 04/05/22 - 04/01/52, totaling $1,369,144)	$1,342,298	$1,342,298
MUFG Securities America, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $1,342,309 (collateralized by various U.S. Treasuries , 1.920% - 4.500%, 12/01/28 - 03/01/52, totaling $1,369,144)	1,342,298	1,342,298
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $1,342,309 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $1,369,144)	1,342,298	1,342,298

Total Joint Repurchase Agreements		5,651,727

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[3]	21,879,046	21,879,046
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	11,271,024	11,271,024

Total Other Investment Companies		33,150,070

Total Short-Term Investments (Cost $38,801,797)		38,801,797
Total Investments - 100.3% (Cost $1,136,483,048)		1,581,548,145
Other Assets, less Liabilities - (0.3)%		(5,472,830)
Net Assets - 100.0%		$1,576,075,315

*	Non-income producing security.
[1]	Some of these securities, amounting to $13,507,981 or 0.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,542,746,348	—	—	$1,542,746,348
Short-Term Investments
Joint Repurchase Agreements	—	$5,651,727	—	5,651,727
Other Investment Companies	33,150,070	—	—	33,150,070
Total Investments in Securities	$1,575,896,418	$5,651,727	—	$1,581,548,145

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,507,981	$5,651,727	$8,901,194	$14,552,921
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.000%	08/04/22-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.